UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 6/30/10 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2010

Shares		Value

COMMON STOCKS (99.7%)

	CONSUMER DISCRETIONARY (11.8%)
107,500	Buckle, Inc. (The)	$3,485,150
12,200	Chipotle Mexican Grill, Inc. Class A *	1,669,082
128,000	Ctrip.com International Ltd. ADR *	4,807,680
18,000	DeVry, Inc.	944,820
136,000	Guess?, Inc.	4,248,640
28,500	ITT Educational Services, Inc. *	2,366,070
7,000	John Wiley & Sons, Inc. Class A	270,690
192,000	LKQ Corp. *	3,701,760
45,400	O’Reilly Automotive, Inc. *	2,159,224
18,000	PetMed Express, Inc.	320,400
66,000	Phillips-Van Heusen Corp.	3,053,820
32,000	Signet Jewelers Ltd. *	880,000
19,000	Strayer Education, Inc.	3,949,910
77,000	Warnaco Group, Inc. (The) *	2,782,780
18,000	WMS Industries, Inc. *	706,500
87,750	Wolverine World Wide, Inc.	2,213,055
		37,559,581

	CONSUMER STAPLES (3.9%)
64,025	Central European Distribution Corp. *	1,368,855
71,000	Church & Dwight Co., Inc.	4,452,410
119,800	Flowers Foods, Inc.	2,926,714
52,000	Green Mountain Coffee Roasters, Inc. *	1,336,400
31,000	Hansen Natural Corp. *	1,212,410
39,000	Ruddick Corp.	1,208,610
		12,505,399

	ENERGY (5.4%)
40,000	Alpha Natural Resources, Inc. *	1,354,800
91,000	Arena Resources, Inc. *	2,902,900
33,050	Atlas Energy, Inc. *	894,664
20,000	Core Laboratories N.V.	2,952,200
22,800	FMC Technologies, Inc. *	1,200,648
32,000	Forest Oil Corp. *	875,520
41,000	Oceaneering International, Inc. *	1,840,900
95,800	Penn Virginia Corp.	1,926,538
14,000	Quicksilver Resources, Inc. *	154,000
13,700	Range Resources Corp.	550,055
35,000	Suncor Energy, Inc.	1,030,400
20,000	Superior Energy Services, Inc. *	373,400
42,000	World Fuel Services Corp.	1,089,480
		17,145,505

	FINANCIALS (5.3%)
7,400	Affiliated Managers Group, Inc. *	449,698
54,300	Arch Capital Group Ltd. *	4,045,350
10,000	Bancolombia S.A. ADR	501,300
3,000	Credicorp Ltd.	272,670
74,000	EZCORP, Inc. Class A *	1,372,700
30,800	First Cash Financial Services, Inc. *	671,440
7,916	First Financial Bankshares, Inc.	380,680
45,300	ProAssurance Corp. *	2,571,228
5,400	Reinsurance Group of America, Inc.	246,834
47,200	RLI Corp.	2,478,472
91,000	Stifel Financial Corp. *	3,948,490
		16,938,862

Shares		Value

	HEALTH CARE (14.7%)
99,000	Alexion Pharmaceuticals, Inc. *	$5,067,810
58,333	Amedisys, Inc. *	2,564,902
91,000	Auxilium Pharmaceuticals, Inc. *	2,138,500
12,600	Bard (C.R.), Inc.	976,878
40,000	Bio-Rad Laboratories, Inc. Class A *	3,459,600
54,700	Catalyst Health Solutions, Inc. *	1,887,150
6,600	Computer Programs & Systems, Inc.	270,072
9,000	Covance, Inc. *	461,880
28,000	Edwards Lifesciences Corp. *	1,568,560
20,000	Emergency Medical Services Corp. Class A *	980,600
19,200	Gentiva Health Services, Inc. *	518,592
40,500	Haemonetics Corp. *	2,167,560
30,000	Henry Schein, Inc. *	1,647,000
5,300	HMS Holdings Corp. *	287,366
38,000	ICON PLC ADR *	1,097,820
37,800	IDEXX Laboratories, Inc. *	2,302,020
8,400	Intuitive Surgical, Inc. *	2,651,208
79,000	Life Technologies Corp. *	3,732,750
18,000	Masimo Corp.	428,580
21,800	Meridian Bioscience, Inc.	370,600
17,900	NuVasive, Inc. *	634,734
57,000	Owens & Minor, Inc.	1,617,660
11,000	Perrigo Co.	649,770
70,000	PSS World Medical, Inc. *	1,480,500
23,000	Quality Systems, Inc.	1,333,770
28,000	Sun Healthcare Group, Inc. *	226,240
14,000	Techne Corp.	804,300
24,600	Thermo Fisher Scientific, Inc. *	1,206,630
30,800	United Therapeutics Corp. *	1,503,348
78,000	West Pharmaceutical Services, Inc.	2,846,220
		46,882,620

	INDUSTRIALS (28.9%)
9,000	Actuant Corp. Class A	169,470
89,200	Acuity Brands, Inc.	3,245,096
58,700	AMETEK, Inc.	2,356,805
70,000	AZZ, Inc.	2,573,900
16,700	Badger Meter, Inc.	646,123
78,000	BE Aerospace, Inc. *	1,983,540
13,000	Brink’s Co. (The)	247,390
60,000	Bucyrus International, Inc.	2,847,000
15,600	Carlisle Companies, Inc.	563,628
65,000	CLARCOR, Inc.	2,308,800
22,000	Copart, Inc. *	787,820
49,900	Corrections Corp. of America *	952,092
81,000	EnerSys *	1,730,970
67,200	Esterline Technologies Corp. *	3,188,640
28,000	Flowserve Corp.	2,374,400
79,400	Gardner Denver, Inc.	3,540,446
55,700	Genesee & Wyoming, Inc. Class A *	2,078,167
107,900	Geo Group, Inc. (The) *	2,238,925
6,400	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	291,456
58,750	HEICO Corp.	2,110,300
117,400	HUB Group, Inc. Class A *	3,523,174
100,000	Hunt (J.B.) Transport Services, Inc.	3,267,000
54,400	IDEX Corp.	1,554,208
36,700	IHS, Inc. Class A *	2,144,014
78,000	Kansas City Southern *	2,835,300

1

Value Line Emerging Opportunities Fund, Inc.

June 30, 2010

Shares		Value
29,500	Kaydon Corp.	$969,370
38,400	Kirby Corp. *	1,468,800
101,600	Lennox International, Inc.	4,223,512
44,400	Lincoln Electric Holdings, Inc.	2,263,956
800	Michael Baker Corp. *	27,920
44,000	Middleby Corp. (The) *	2,340,360
43,025	Moog, Inc. Class A *	1,386,696
44,000	Nordson Corp.	2,467,520
35,920	Quanta Services, Inc. *	741,748
48,000	Regal-Beloit Corp.	2,677,440
73,600	Ritchie Bros. Auctioneers, Inc.	1,340,992
43,200	Roper Industries, Inc.	2,417,472
59,600	Stericycle, Inc. *	3,908,568
7,700	Toro Co. (The)	378,224
30,300	Towers Watson & Co. Class A	1,177,155
12,000	TransDigm Group, Inc.	612,360
82,865	URS Corp. *	3,260,737
38,600	Valmont Industries, Inc.	2,804,676
53,000	Wabtec Corp.	2,114,170
103,000	Waste Connections, Inc. *	3,593,670
88,600	Woodward Governor Co.	2,261,958
		91,995,968

	INFORMATION TECHNOLOGY (16.7%)
59,400	Advent Software, Inc. *	2,789,424
62,000	Amphenol Corp. Class A	2,435,360
100,726	ANSYS, Inc. *	4,086,454
9,000	ArcSight, Inc. *	201,510
135,000	Atheros Communications, Inc. *	3,717,900
16,000	Blackbaud, Inc.	348,320
72,000	Blackboard, Inc. *	2,687,760
55,200	Cognizant Technology Solutions Corp. Class A *	2,763,312
99,000	Concur Technologies, Inc. *	4,225,320
15,100	DG Fastchannel, Inc. *	491,958
15,950	Diodes, Inc. *	253,127
29,000	Dolby Laboratories, Inc. Class A *	1,818,010
50,700	Equinix, Inc. *	4,117,854
22,050	FactSet Research Systems, Inc.	1,477,129
44,000	Hewitt Associates, Inc. Class A *	1,516,240
180,000	Informatica Corp. *	4,298,400
35,700	Itron, Inc. *	2,206,974
14,400	ManTech International Corp. Class A *	613,008
38,200	MICROS Systems, Inc. *	1,217,434
80,000	Nuance Communications, Inc. *	1,196,000
26,000	Rackspace Hosting, Inc. *	476,840
1,800	Rofin-Sinar Technologies, Inc. *	37,476
60,000	Salesforce.com, Inc. *	5,149,200
23,000	Solera Holdings, Inc.	832,600
22,000	Teradata Corp. *	670,560
35,600	Trimble Navigation Ltd. *	996,800
26,000	VistaPrint NV *	1,234,740
45,000	Wright Express Corp. *	1,336,500
		53,196,210

	MATERIALS (7.3%)
28,000	Albemarle Corp.	1,111,880
99,200	AptarGroup, Inc.	3,751,744
14,000	Calgon Carbon Corp. *	185,360
48,800	Cliffs Natural Resources, Inc.	2,301,408
18,000	FMC Corp.	1,033,740

Shares		Value
57,600	Greif, Inc. Class A	$3,199,104
52,000	Koppers Holdings, Inc.	1,168,960
34,800	LSB Industries, Inc. *	463,188
32,000	Lubrizol Corp. (The)	2,569,920
16,000	NewMarket Corp.	1,397,120
8,000	Praxair, Inc.	607,920
13,000	Schweitzer-Mauduit International, Inc.	655,850
43,000	Sigma-Aldrich Corp.	2,142,690
88,400	Silgan Holdings, Inc.	2,508,792
		23,097,676

	TELECOMMUNICATION SERVICES (2.4%)
78,000	Alaska Communications Systems Group, Inc.	662,220
18,681	Brasil Telecom S.A. ADR *	161,591
41,929	Brasil Telecom S.A. ADR Preferred Shares *	841,934
43,008	Crown Castle International Corp. *	1,602,478
102,000	SBA Communications Corp. Class A *	3,469,020
59,000	TW Telecom, Inc. *	984,120
		7,721,363

	UTILITIES (3.3%)
32,200	AGL Resources, Inc.	1,153,404
4,000	California Water Service Group	142,800
35,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,446,900
51,000	ITC Holdings Corp.	2,698,410
27,600	Northwest Natural Gas Co.	1,202,532
91,400	South Jersey Industries, Inc.	3,926,544
		10,570,590

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (1) (99.7%) (Cost $265,689,184)	317,613,774

Principal Amount		Value

SHORT-TERM INVESTMENTS (0.3%)

	REPURCHASE AGREEMENTS (0.3%)
$900,000	With Morgan Stanley, 0.005%, dated 06/30/10, due 07/01/10, delivery value $900,000 (collateralized by $910,000 U.S. Treasury Notes 1.3750%, due 05/15/13, with a value of $923.223)	900,000

	TOTAL SHORT-TERM INVESTMENTS (2) (Cost $900,000) (0.3%)	900,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		92,969
NET ASSETS (3) (100%)		$318,606,743

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($318,606,743 ÷ 12,745,355 shares outstanding)		$25.00

2

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(2)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(3)
For federal income tax purposes, the aggregate cost was $266,589,184, aggregate gross unrealized appreciation was $70,055,775, aggregate gross unrealized depreciation was $18,131,185 and the net unrealized appreciation was $51,924,590.

ADR	American Depositary Receipt.

3

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

•	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$317,613,774	$0	$0	$317,613,774
Short-Term Investments	0	900,000	0	900,000

Total Investments in Securities	$317,613,774	$900,000	$0	$318,513,774

As of June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended June 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 27, 2010